Short-Term Loan (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 17, 2020 USD ($)	Mar. 17, 2020 CNY (¥)
Short-Term Loan (Details) [Line Items]
Maturity date			Mar. 17, 2021		Mar. 17, 2021
Loan balance bears interest rate percentage			4.025%		4.025%
Short Term Loan [Member]
Short-Term Loan (Details) [Line Items]
Interest expense	$ 0	$ 0	$ 0	$ 4,973	$ 5,002	$ 15,162
China Construction Bank [Member] | Shandong Tengjunxiang [Member]
Short-Term Loan (Details) [Line Items]
Loan agreement							$ 459,770	¥ 3,000,000